Provisions - Narrative (Details) $ in Millions	Jun. 30, 2025 USD ($) category case	Dec. 31, 2024 USD ($)	Dec. 31, 2011 case	Dec. 31, 2007 case
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	$ 115,007	$ 110,019
Provisions	2,125	$ 1,724
Brazil PIS and COFINS tax matters
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	$ 400
Brazil PIS and COFINS tax matters
Disclosure of other provisions [line items]
Number of cases | case	3		2	1
Number of cases for which provision is recognised | category	1
Provisions	$ 0